Rule 497(e):
                                                               33-34841;811-6011


                              THE MONTGOMERY FUNDS


                     Supplements dated December 29, 1995 to
                       Prospectus dated December 29, 1995

--------------------------------------------------------------------------------

For Missouri Investors
The Fund may leverage its portfolio to create an opportunity for increased return. This practice also creates special risks. See "Other Investment Practices - Leverage."

Investors should note that the Fund may invest up to 35% of its assets in securities of foreign companies. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments by the Small Cap II Fund in other countries are generally greater than in the U.S. Foreign markets, have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions and resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because the securities owned by the Small Cap II Fund may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which this Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.

Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

For Texas Investors
Prospective investors should note that Montgomery Small Cap II Fund reserves the right upon 60 days' notice to shareholders to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase.

                                                               RULE 497(e):
                                                               33-34841;811-6011

The Montgomery Funds
600 Montgomery Street
San Francisco, California 94111
(800) 572-FUND


Prospectus
December 29, 1995


Class R shares of the Montgomery Small Cap II Fund (the "Fund") are offered in this Prospectus. The Fund seeks capital appreciation by investing primarily in equity securities, usually common stocks, of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion. As is the case for all mutual funds, attainment of the Fund's investment objective cannot be assured.

The Fund's shares are sold at net asset value with no sales load, no commissions, no Rule 12b-1 fees and no exchange fees. In general, the minimum initial investment in the Fund is $1,000, and subsequent investments must be at least $100. The Manager or the Distributor, under any circumstances that either deems appropriate, may waive these minimums. See "How to Invest in the Fund."

The Fund, which is a separate series of The Montgomery Funds, an open-end management investment company, is managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor").

Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated December 29, 1995, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling (800) 572-FUND.

The      Internet      address     for     The      Montgomery      Funds     is
http://www.xperts.montgomery.com/1.

The Fund may offer other classes of shares to investors eligible to purchase those shares. The other classes of shares may have different fees and expenses than the class of shares offered in this Prospectus, and those different fees and expenses may affect performance. To obtain information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at
(800) 572-FUND or contact sales representatives or financial intermediaries who offer those classes.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
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Fees and Expenses of the Fund                                                 3
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The Fund's Investment Objectives and Policies                                 4
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Portfolio Securities                                                          4
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Other Investment Practices                                                    5
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Risk Considerations                                                           8
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Management of the Fund                                                        8
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How Net Asset Value is Determined                                            10
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How To Invest in the Fund                                                    10
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How To Redeem an Investment in the Fund                                      13
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Exchange Privileges and Restrictions                                         15
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Dividends and Distributions                                                  16
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Taxation                                                                     17
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General Information                                                          17
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Backup Withholding Instructions                                              19
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                                        2

                          Fees And Expenses Of The Fund


Shareholder Transaction Expenses for the Fund


An investor would pay the following charges when buying or redeeming shares of the Fund:


    Maximum Sales Load          Maximum Sales Load        Deferred Sales Load
   Imposed on Purchases   Imposed on Reinvested Dividends                          Redemption Fees     Exchange Fees
--------------------------------------------------------------------------------------------------------------------

           None                        None                      None                   None+               None
--------------------------------------------------------------------------------------------------------------------

Estimated Annual Operating Expenses (as a percentage of average net assets)

                                                   Montgomery Small Cap II Fund
--------------------------------------------------------------------------------
Management Fee*                                               1.20%
--------------------------------------------------------------------------------
Other Expenses                                                0.30%
(after reimbursement)*
--------------------------------------------------------------------------------
Total Fund Operating Expenses*                                1.50%
--------------------------------------------------------------------------------

The previous tables are intended to assist the investor in understanding the various direct and indirect costs and expenses of the Fund. Operating expenses are paid out of the Fund's assets and are factored into the Fund's share price. The Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year.

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. The Fund reserves the right, upon 60 days' advance notice to shareholders, to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase. See "How to Redeem an Investment in the Fund - General."

* Expenses for the Fund are estimated. The Manager will reduce its fees and may absorb or reimburse the Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the lesser of the amount indicated in the table for the Fund or the maximum allowed by applicable state expense limitations. The Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the two years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. Absent the reduction, actual total Fund operating expenses are estimated to be 3.10% (1.85% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Fund."

Example of Expenses for the Fund

Assuming, hypothetically, that the Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of the Fund's shares would have paid the following total expenses upon redeeming such shares:

                                                   Montgomery Small Cap II Fund
--------------------------------------------------------------------------------
1 Year                                                       $15
--------------------------------------------------------------------------------
3 Years                                                      $47
--------------------------------------------------------------------------------
5 Years                                                      N/A
--------------------------------------------------------------------------------
10 Years                                                     N/A
--------------------------------------------------------------------------------

This example is to help potential investors understand the effect of expenses. Investors should understand that this example does not represent past or future expenses or returns and that actual expenses and returns may vary.

The Fund's Investment Objective And Policies

The investment objective and general investment policies of the Fund are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities" beginning on page 4. Specific investment practices that may be employed by the Fund are described in "Other Investment Practices" beginning on page 5. Certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations" beginning on page 8.

The investment objective of the Fund is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion. The Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in domestic and foreign companies having total market capitalizations of $1 billion or more. During the two to three-month period following commencement of the Fund's operations, the Fund may have its assets invested substantially in cash and cash equivalents.

The Fund seeks to identify potential growth companies at an early stage or a transitional point of the companies' developments, such as the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Using fundamental research, the Fund targets businesses having positive internal dynamics that can outweigh unpredictable macro-economic factors, such as interest rates, commodity prices, foreign currency rates and overall stock market volatility. The Fund searches for companies with potential to gain market share within their respective industries; achieve and maintain high and consistent profitability; produce increases in quarterly earnings; and provide solutions to current or impending problems in their respective industries or society at large. Early identification of potential investments is a key to the Fund's investment style. Heavy emphasis is placed on in-house research, which includes discussions with company management. The Fund also draws on the expertise of brokerage firms, including Montgomery Securities and regional firms that closely follow smaller capitalization companies within their geographic regions.

The Fund invests primarily in common stock. It also may invest in other types of equity and equity derivative securities (including options on equity securities, warrants and futures contracts on equity securities). Any debt securities purchased by the Fund must be rated within the three highest grades by Standard & Poor's Corporation (AAA to A), Moody's Investors Services, Inc. (Aaa to A) or Fitch Investor Services, Inc. (AAA to A), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. See "Portfolio Securities." Current income from dividends, interest and other sources is only incidental.

The Manager's Growth Equity Team is responsible for managing the Fund's portfolio. See "Management of the Fund."

Portfolio Securities

Equity Securities

In seeking its investment objective, the Fund emphasizes investments in common stock. The Fund may also invest in other types of equity securities and equity derivative securities such as preferred stocks, convertible securities, warrants, units, rights, and options on securities and on securities indices.

Depositary Receipts

The Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, sometimes called Continental Depositary Receipts, are issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. Unsponsored ADR and EDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs and EDRs, and the prices of unsponsored ADRs and EDRs may be more volatile.

Convertible Securities

The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the common stock's market value rises and decrease as the common stock's market value declines. For purposes of allocating Fund investments, the Manager regards convertible securities as a form of equity security.

Securities Warrants

The Fund may invest up to 5% of its net assets in warrants, including up to 2% of net assets for those not listed on a securities exchange. A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. A warrant not exercised or disposed of by its expiration date expires worthless.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. See the Statement of Additional Information.

The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including advisory and administration fees. In accordance with applicable state regulatory provisions, the Manager has agreed to waive its own management fee with respect to the portion of the Fund's assets invested in other open-end (but not closed-end) investment companies.

Debt Securities

The Fund may purchase debt securities that complement its objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. After its purchase by the Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. Neither event would require elimination of that security from the Fund's portfolio. However, a security downgraded below the Fund's minimum credit levels generally would be retained only if retention was determined by the Manager and subsequently by the Board to be in the best interests of the Fund. See "Risk Considerations."

Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objective and Policies of the Fund," contains more detailed information about certain of these practices, including limitations designed to reduce risks.

U.S. Government Securities

The Fund may invest in fixed rate and floating or variable rate U.S. Government securities. Certain of the obligations, including U.S. Treasury Bills, Notes and Bonds, and mortgage-related securities of the Government National Mortgage Association, are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the Federal
National Mortgage Association, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury. The U.S. Government does not guarantee the net asset value of the Fund's shares.

Repurchase Agreements

The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, the Fund acquires a U.S. Government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. Government securities or other high-grade liquid debt securities that the Fund's custodian, or a designated sub-custodian, segregates from other Fund assets ("Segregable

Assets"), which are either placed in a segregated account or separately identified and rendered unavailable for investment. If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security. See the Statement of Additional Information for further information.

Borrowing

The Fund may borrow money from banks, in an amount not to exceed one-third of the value of its total assets to meet temporary or emergency purposes, and the Fund may pledge its assets in connection with such borrowings. The Fund may not purchase securities if such borrowings exceed 5% of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date. If the Fund fully collateralizes a reverse repurchase agreement with Segregable Assets, it does not aggregate that transaction with its bank borrowings in applying its borrowing limits. See the Statement of Additional Information for further information.

Leverage

The Fund may leverage its portfolio to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset values of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained. To the extent income derived from securities purchased with borrowed funds exceeds the interest owed, the Fund's net income will be greater than if leveraging were not used, and to the extent such income is less, the Fund's net income will be less than if leveraging were not used.

Securities Lending

The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 10% of the Fund's total assets. Each securities loan is collateralized with Segregable Assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. If the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the security declines in value and may incur disposition costs in liquidating the security. See the Statement of Additional Information for further information.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): forward currency exchange contracts, stock options, currency options, and stock and stock index options, futures contracts, swaps and options on futures contracts on foreign government securities and currencies. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment. The Statement of Additional
Information contains further information on hedging and risk management practices, including related risks and other special considerations.

Options on Securities, Securities Indices and Currencies. The Fund may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges, as well as in the over-the-counter market. The Fund may purchase call options on securities which it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow the Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Fund also may purchase put and call options on stock indices in order to hedge against risks of stock market or industry-wide stock price fluctuations. The Fund may purchase options on currencies in order to hedge for hedging its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.

The Fund will purchase and write options in the over-the-counter market ("OTC options") to the same extent as it may engage in transactions in exchange-traded options. OTC options differ from exchange-traded options in that they are negotiated individually and the terms of a contract are not standardized. Because no clearing corporation is involved in an OTC option, there is a risk of non-performance by the option counterparty. However, the OTC options market generally provides a wider range of expiration dates and exercise prices than do the exchanges. It is the current position of the SEC staff that OTC options (and their underlying securities) are illiquid except to the extent that they are entered into with U.S. Government securities dealers designated by the Federal Reserve Bank of New York under guidelines specified by the SEC staff. Accordingly, the Fund treats OTC options as illiquid securities pending a change in the SEC position. State securities laws may impose further limitations.

Futures and Options on Futures. To protect against the effect of adverse changes in interest rates, the Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. Government securities, at a specified date and price. In addition, the Fund may purchase and sell put and call options on interest rate futures contracts in lieu of entering into the underlying interest rate futures contracts. The Fund segregates Segregable Assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

The Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets. The Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

Hedging Considerations. There can be no assurance that hedging transactions by the Fund will be successful, and the Fund may be exposed to risk if it is unable to close out its futures or options positions due to an illiquid secondary market. Futures, options and options on futures have effective durations which, in general, are closely related to the effective duration of their underlying securities. Holding purchased futures or call option positions (backed by Segregable Assets) lengthens the effective duration of the Fund's portfolio. While the utilization of options, futures contracts and related options and similar instruments may be advantageous to the Fund, its performance will be impaired if the Manager is unsuccessful in employing such instruments in managing the Fund's investments or in predicting market changes. In addition, the Fund pays commissions and other costs in connection with such investments. Further discussion of the possible risks is contained in the Statement of Additional Information.

Illiquid Securities

The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading in formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid. State securities laws may impose further limitations on the amount of illiquid or restricted securities the Fund may purchase.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. Government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. The annual portfolio turnover for the Fund is expected to be approximately 100%. Higher portfolio turnover results in additional costs such as additional brokerage commissions and potential tax costs. Even if the portfolio turnover for the Fund is in excess of 100%, the Fund would not consider portfolio turnover as a limiting factor.

Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval, but unless otherwise stated, the Fund's other investment policies may be changed by the Board. If there is a change in the investment objective or policies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

The Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30 days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

Risk Considerations

Small Companies

The Fund will invest in smaller companies that may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than the prices of the securities of larger issuers.

Interest Rates

The market value of debt securities sensitive to prevailing interest rates is inversely related to actual changes in interest rates. That is, a decline in interest rates produces an increase in the market value of these securities while an increase in interest rates produces a decrease. Moreover, the longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Management Of The Fund

The Montgomery Funds has a Board of Trustees that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.

Montgomery Asset Management, L.P., is the Fund's Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts as well as the Fund. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Securities, the Fund's Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of
Montgomery Securities in its discretion and consistent with applicable regulations.

Founded in 1969, Montgomery Securities is a fully integrated and highly focused investment banking partnership specializing in emerging growth companies. The firm's areas of expertise include research, corporate finance, sales and trading, and venture capital. Its research department is one of the largest, most experienced groups headquartered outside the East Coast. Through its corporate finance department, Montgomery Securities is a well recognized underwriter of public offerings and provides broad distribution of securities through its sales and trading organization.

Portfolio Manager

The Manager's Growth Equity Team, which consists of many experienced investment professionals working as an investment committee, is responsible for managing the Fund's portfolio. In the future, the Manager may focus responsibility for managing the Fund on one or two portfolio managers, but will notify Fund shareholders in advance of that development.

Management Fees and Other Expenses

The Manager provides the Fund with advice on buying and selling securities, manages the Fund's investments, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, the Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the value of its average daily net assets, according to the following table. The management fee for the Fund is higher than for most mutual funds.

                                    Average Daily Net Assets        Annual Rate
--------------------------------------------------------------------------------
Montgomery Small Cap II Fund        First $200 million                 1.20%
                                    Next $300 million                  1.10%
                                    Over $500 million                  1.00%
--------------------------------------------------------------------------------

The Manager also serves as the Fund's Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at the annual rate of seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $250 million).

The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

The Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses at or below the lesser of the maximum allowable by applicable state expense limitations or one and five-tenths of one percent (1.50%) of the Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following two years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay in order to increase the return to the Fund's investors. To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate broker-dealers and other intermediaries who distribute the Fund's shares as well as other service providers of shareholder and administrative services. In addition, the Manager, out of its own funds, may sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Manager also may consider sale of the Fund's shares as a factor in selecting broker-dealers for the Fund's portfolio transactions. It is anticipated that Montgomery Securities may act as one of the Fund's brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Fund. The Fund will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Board, Montgomery Securities will obtain a price and execution at least as favorable as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Fund (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Fund's transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").

How Net Asset Value Is Determined

The net asset value of the Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the manager and the Pricing Committee of the Board respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close prior to the time the Fund determines its net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset values may not be reflected in the Fund's calculation of net asset value unless the Manager, under supervision of the Board, determines that a particular event would materially affect the Fund's net asset values.

How To Invest In The Fund

The Fund's shares are offered directly to the public, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Fund's shares are offered for sale by Montgomery Securities, the Fund's Distributor, 600 Montgomery Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent or Montgomery Securities by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders for Fund shares received after 4:00 p.m., New York time will be purchased at the next-determined net asset value after receipt of the order.

The minimum initial investment in the Fund is $1,000 (including IRAs) and $100 for subsequent investments. Keogh plans, 401(k) plans and other retirement plans may also be opened for $1,000, although the Fund does not act as a custodian for those accounts. The Manager or the Distributor, in its discretion, may waive these minimums. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

Complete information regarding your account must be included in all wire instructions in order to facilitate the prompt and accurate handling of investments. Investors may obtain further information from their own banks about wire transfers and any fees that may be imposed. The Fund and the Distributor each reserve the right to reject any purchase order in whole or in part.

Initial Investments

Minimum Initial Investment:                          $1,000

Mail your completed application and any checks to:
                The Montgomery Funds
                c/o DST Systems, Inc.
                P.O. Box 419073
                Kansas City, MO 64141-6073

--------------------------------------------------------------------------------
Initial Investments by Check
--------------------------------------------------------------------------------
o   Complete the Account Application.

o Tell us you want to invest in the Fund and make your check payable to The Montgomery Small Cap II Fund.

o We do not accept third party checks or cash investments. Checks must be made in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S.

o   A charge may be imposed on checks that do not clear.

--------------------------------------------------------------------------------
Initial Investments by Wire
--------------------------------------------------------------------------------

o Notify the Transfer Agent at (800) 572-3863 that you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and the Fund in which you want to invest. They will provide you with further instructions to complete your purchase.

o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:
                     Investors Fiduciary Trust Company
                     ABA #101003621
                     For: DST Systems, Inc.
                     Account #7526601
                     Attention: The Montgomery Funds
                     For Credit to: (shareholder(s) name)
                     Shareholder Account Number: (shareholder(s) account number) Name of Fund: Montgomery Small Cap II Fund

o   Your bank may charge a fee for any wire transfers.

--------------------------------------------------------------------------------

Subsequent Investments

Minimum Subsequent Investment:                                $100

Mail any checks and investment instructions to:
                The Montgomery Funds
                c/o DST Systems, Inc.
                P.O. Box 419073
                Kansas City, MO 64141-6073

--------------------------------------------------------------------------------
Subsequent Investments by Check
--------------------------------------------------------------------------------

o   Make your check payable to The Montgomery Small Cap II Fund.

o   Enclose an investment stub from your confirmation statement.

o If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

o We do not accept third party checks or cash investments. Checks must be made in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S.

o   A charge may be imposed on checks that do not clear.

--------------------------------------------------------------------------------
Subsequent Investments by Wire
--------------------------------------------------------------------------------

o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investments by Wire."



--------------------------------------------------------------------------------
Subsequent Investments by Telephone
--------------------------------------------------------------------------------

o Shareholders are automatically eligible to make telephone purchases by calling the Transfer Agent at (800) 572-3863 before the Fund cutoff time.

o The maximum telephone purchase is an amount up to five times your account value on the previous day.

o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request.

o   Shares for IRAs are not eligible for telephone purchases.

o   You should do one of the following to ensure payment is received in time:

                  o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

                  o Send a check by overnight or 2nd day courier service. Address courier packages to The Montgomery Funds, c/o DST Systems, Inc., 1004 Baltimore St., Kansas City, MO 64105.

                  o Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under the section titled "Initial Investments by Wire."

--------------------------------------------------------------------------------

Automatic Account Builder

Under the Automatic Account Builder plan, a shareholder may arrange to make additional purchases (minimum $100) of shares automatically on a monthly or quarterly basis by electronic funds transfer from a checking or savings account, if the bank at which the account is maintained is a member of the Automated Clearing House, or by preauthorized checks drawn on the shareholder's bank account. A shareholder may terminate the program at any time with seven business days' notice by delivering a written instruction to the Transfer Agent. The Account Application contains the requirements for this program. An initial investment in check form of at least $1,000 must be submitted to the Transfer Agent to initiate this program.

Telephone Transactions

You agree to reimburse the Fund for any expenses or losses that it may incur in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued at any time by the Fund upon 30- days' written notice or any time by you by written notice to the Fund. Your request will be processed upon receipt.

Write your confirmed purchase number on any check. Although Fund shares are priced at the net asset value next-determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by a Fund. The Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, such as requiring the caller to give a special authorization number. Provided these procedures are followed, the Fund and the Transfer Agent shall not be responsible for any loss, expense or cost arising out of any telephone instruction.

Retirement Plans

Shares of the Fund are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. Neither the Fund nor the Manager administers retirement account plans. The Fund may be available for purchase through administrators for retirement plans. Investors who purchase shares as a part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Fund for performing shareholder services.

Share Certificates

Share certificates will not be issued by the Fund. All shares are held in non-certificated form registered on the books of the Fund and the Transfer Agent for the account of the shareholder.

How To Redeem An Investment In The Fund

The Fund will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below. Shareholders should note that the Fund reserves the right upon 60 days' advance notice to shareholders to impose a redemption fee of up to 1.00% on shares redeemed within 90 days of purchase.

--------------------------------------------------------------------------------
Redeeming by Written Instruction
--------------------------------------------------------------------------------

o Write a letter indicating your name, account number, that you wish to redeem from Montgomery Small Cap II Fund and the dollar amount or number of shares you wish to redeem.

o Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent if you need more information.

o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager's discretion.

o   Mail your instructions to:
                                    The Montgomery Funds
                                    c/o DST Systems, Inc.
                                    P.O. Box 419073
                                    Kansas City, MO  64141

--------------------------------------------------------------------------------
Redeeming By Telephone
--------------------------------------------------------------------------------

o Unless you have declined telephone redemption privileges on your account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time.

o If you included bank wire information on your account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

o Shareholders may decline telephone redemption privileges after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt.

--------------------------------------------------------------------------------


By establishing telephone redemption privileges, a shareholder authorizes the Fund and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the Authorization. When a shareholder appoints a designee on the Account Application or by written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. Telephone redemption privileges will be suspended for 30 days after any address change. All redemption requests during this period must be submitted in writing with the signature guaranteed. The Fund may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Fund will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See discussion of Fund telephone procedures and liability under "Telephone Transactions."

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $1,000 or more in the Fund may receive (or have sent to a third party) periodic payments (by check or wire) of $100 or more from the shareholder's account on a monthly or quarterly basis. Depending on the form of payment requested, shares of the Fund will be redeemed up to five business days before redemption proceeds are scheduled to be received by the shareholder. The redemption may result in recognition of gain or loss for income tax purposes. Dividends and distributions on shares held in a Systematic Withdrawal Plan account will be reinvested in additional shares of the Fund at net asset value.

Small Accounts/Annual Account Maintenance Fee

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares or to impose a $20 annual account maintenance fee for any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $1,000. If the Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account to at least $1,000 before the Fund takes any action.

Exchange Privileges And Restrictions

You may exchange shares from another Montgomery Fund with the same registration, taxpayer identification number and address. You should note that an exchange may result in recognition of a gain or loss for income tax purposes. See discussion of Fund telephone procedures and limitations of liability under "Telephone Transactions."

--------------------------------------------------------------------------------
Purchasing and Redeeming Shares by Exchange
--------------------------------------------------------------------------------

o You are automatically eligible to make telephone exchanges with your Montgomery account.

o Exchange purchases and redemptions will be processed until the next determined net asset value (with no sales charge or exchange fee) after your request is received. Your request is subject to Fund cut-off times.

o Exchange purchases must meet the minimum investment requirements of the Montgomery Fund you intend to purchase.

o You may exchange for shares of a Fund only in states where that Montgomery Fund's shares are qualified for sale and only to Montgomery Funds for which you have a current prospectus.

o You may not exchange for shares of a Montgomery Fund that is not open to new shareholders unless you have an existing account with that Montgomery Fund.

o Because excessive exchanges can harm a Montgomery Fund's performance, the Trusts reserve the right to terminate, either temporarily or permanently, your exchange privileges if you make more than four exchanges out of any one Montgomery Fund during a twelve-month period. The Montgomery Funds may also refuse an exchange into a Montgomery Fund from which you have redeemed shares within the previous 90 days (accounts under common control and accounts with the same taxpayer identification number will be counted together). Exchanges out of the Fixed Income Funds are exempt. A shareholder's exchanges may be restricted or refused if a Montgomery Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of that Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. The Trusts reserve the right to refuse exchanges by any person or group if, in the Manager's judgment, a Montgomery Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. Although the Trusts attempt to provide prior notice to affected shareholders when it is reasonable to do so, they may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan m materials). The Trusts reserve the right to terminate or modify the exchange privileges of Montgomery Fund shareholders in the future.

--------------------------------------------------------------------------------

Brokers and Other Intermediaries

Investing through Securities Brokers, Dealers and Financial Intermediaries. Investors may purchase shares of the Fund from other selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent, provided the agent transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on days that the Fund issues shares. Orders received after that time will be purchased at the next-determined net asset value. To the extent these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services.

Repurchase Orders Through Brokerage Accounts
Shareholders also may sell shares back to the Fund by wire or telephone through Montgomery Securities or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a repurchase order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time, on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.

Dividends And Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The Fund currently intends to make one or, if necessary to avoid the imposition of tax on the Fund, more distributions during each calendar year. A distribution may be made between November 1 and December 31 of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of such calendar year. Another distribution of any undistributed capital gains may also be made following the Fund's fiscal year end (June 30). The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board.

Unless investors request cash distributions in writing at least seven business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Taxation

The Fund intends to qualify and elect as soon as possible to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Fund are considered ordinary income. Part of the distributions paid by the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.

General Information

The Trust

The Fund is a series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990 (the "Trust"). The Trust's Agreement and Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from those of each other series.

This Prospectus relates only to the Class R shares of the Fund. The Fund has designated other classes of shares and may in the future designate other classes of shares for specific purposes.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Management Agreement); all series of the Trust vote as a single class on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. Except as set forth herein, all classes of shares issued by the Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the various classes of shares relate solely to the following:
(a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From  time  to  time,  the  Fund  may  publish  its  total  return,  such  as in advertisements and communications to investors. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.

Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return or current yield may be in any future period.

Legal Opinion

The validity of shares offered by this Prospectus will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

Shareholder Reports and Inquiries

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be sent to each household or address regardless of the number of shareholders or accounts at that household with accounts under common ownership and the same address.

A confirmation statement will be mailed to your record address each time you request a transaction except for most money market transactions (monthly) and pre-authorized automatic investment and redemption services (quarterly). All transactions are recorded on quarterly account statements which you will receive at the end of each calendar quarter. Your fourth-quarter account statement will be a year-end statement, listing all transaction activity for the entire year. Retain this statement for your tax records.

In general, shareholders who redeemed shares from a qualifying Montgomery account should expect to receive an Average Cost Statement in February of the following year. Your statement will calculate your average cost using the average cost single-category method.

Any questions should be directed to The Montgomery Funds at 800-572-FUND (800-572-3863).

Backup Withholding Instructions

Shareholders are required by law to provide the Fund with their correct Social Security or other Taxpayer Identification Number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN or to check the appropriate boxes in the Account Application and to sign the shareholder's name could result in backup withholding by the Fund of an amount of income tax equal to 31% of distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholder's account by the Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder that is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult with a tax adviser.

                        ---------------------------------

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Fund's official sales literature.

                               Investment Manager
                        Montgomery Asset Management, L.P.
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                                   Distributor
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-415-627-2485

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-447-4210

                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104